UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-00515

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 36th Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 36th Floor
New York, NY  10055
 (Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  June 30, 2010

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2010

A mutual fund that invests
in common stocks of
growth-oriented companies.

THE WALL STREET FUND, INC.
SHAREHOLDER LETTER

Dear Shareholders,

The first half of 2010 proved to be a challenging time for investors.

The top five performing stocks held by the Fund for the six months ended June 30, 2010 were: Cummins Inc., up +41.15%; AmerisourceBergen Corp., up +21.28%; Apple Inc., up +18.85%; YUM! Brands Inc., up +12.07%; and McDonalds Corp., up +6.49%

Largely overlooked in the current volatile investment environment is the positive profit picture. Dividends have been on the rise, as evidenced by the fact that of the stocks in the S&P 500 Index there have been 130 dividend increases year to date. The dollar amount of dividend increases has already surpassed the total for all of 2009. Stock buybacks have also been on the rise. There have been 88 buyback announcements through June from S&P 500 companies compared with 66 for all of 2009. The trend in profits, dividends, and buybacks is positive.

Various Institute for Supply Management indices, while showing a “V” shaped recovery from the 2009 low, have leveled out in positive territory. Historically, this leveling has been typical preceding an extended expansion. According to a June survey of bank executives by Grant Thornton LLP, 45% of participants expect the economy to improve in the next six months. Last December, only 24% expected to see improvement.

We see an extended expansion continuing for a long while at a subdued rate, despite, or more likely because of, the confusion in Washington on what to do about the economy, taxes, and financial reform. The amount of pure cash on the sidelines is extremely high in the private sector and will likely be deployed as clarity develops on a more balanced Congress in November. It is fairly clear that if a less strong economy appears imminent, possibly due to an overly robust dollar impacting on our manufacturing exports, the Federal Reserve is prepared to further increase monetary aggregates to promote domestic growth, and we know this can be substantial and non-inflationary in the early expansion phase when unemployment is higher than average. Recent data points indicate the Fed may be doing more along these lines already.

Capacity utilization rates are also improving to the low 70% area, but this is well below the long-term average of 78% and below the inflationary pressure stage of expansion of over 80%.

On May 1, 2010 Evercore Wealth Management LLC succeeded Wall Street Management Corporation as the investment advisor to the Fund.  I will continue as the portfolio manager of the Fund.  In connection with this, I am pleased to welcome Tim Evnin as co-manager of the Fund.  Further, Jian Wang will continue to provide the Fund trading and analysis support.  This new affiliation should benefit the Fund through the addition of more assets, lower costs and a greater range of analysis to help us with our goal of achieving outstanding performance for you, our shareholders.  We look forward to a bright future when the economy and markets transition from recovery to expansion.

Please don’t hesitate to call or email us with any questions.

August 12, 2010

Sincerely,

Robert P. Morse
President

Please see the following page for important information.

Past performance is not a guarantee of future results.

This report must be preceded or accompanied by a prospectus.

Opinions expressed as those of the fund, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Wall Street Fund is distributed by Quasar Distributors, LLC.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.8%
Aerospace & Defense – 1.2%
Raytheon Co.	2,750	$133,073
Apparel – 0.9%
VF Corp.	1,500	106,770
Appliances – 0.7%
Deer Consumer
Products, Inc. (a)	10,000	83,000
Beverages – 2.5%
Hansen Natural Corp. (a)	3,500	136,885
PepsiCo, Inc.	2,500	152,375
		289,260
Biotechnology – 4.1%
Amgen, Inc. (a)	2,500	131,500
Gilead Sciences, Inc. (a)	7,000	239,960
Martek Biosciences Corp. (a)	4,400	104,324
		475,784
Chemicals – 2.3%
Air Products & Chemicals, Inc.	2,000	129,620
The Dow Chemical Co.	6,000	142,320
		271,940
Computers & Peripherals – 3.4%
Hewlett-Packard Co.	5,500	238,040
International Business
Machines Corp.	1,250	154,350
		392,390
Construction & Engineering – 1.1%
Fluor Corp.	3,000	127,500
Diversified – 1.3%
United Technologies Corp.	2,300	149,293
Drugs – 3.0%
Bristol Myers Squibb Co.	7,000	174,580
Merck & Co., Inc.	5,000	174,850
		349,430
Electrical Equipment – 0.9%
General Electric Co.	7,500	108,150
Energy – 5.0%
Apache Corp.	2,100	176,799
Chevron Corp.	3,000	203,580
Marathon Oil Corp.	6,600	205,194
		585,573
Energy Equipment & Services – 2.5%
Noble Corp. (b)	5,500	170,005
Schlumberger Ltd. (b)	2,200	121,748
		291,753
Financial Services – 1.4%
American Express Co.	4,000	158,800
Food Service – 4.2%
McDonald's Corp.	4,150	273,360
Yum Brands, Inc.	5,500	214,720
		488,080
Food Wholesale – 1.0%
Sysco Corp.	4,100	117,137
Health Care Services – 6.4%
AmerisourceBergen Corp.	6,000	190,500
Johnson & Johnson	4,000	236,240
Medco Health Solutions, Inc. (a)	3,000	165,240
Unitedhealth Group, Inc.	5,500	156,200
		748,180
Instrumentation – 1.7%
Thermo Fisher Scientific, Inc. (a)	4,000	196,200
Insurance – 2.5%
ACE Ltd. (b)	4,000	205,920
Fidelity National Financial, Inc.	6,000	77,940
		283,860
Leisure – 0.8%
Carnival Corp. (b)	3,000	90,720
Machinery – 3.8%
Caterpillar, Inc.	2,000	120,140
Flowserve Corp.	2,000	169,600
Joy Global, Inc.	3,000	150,270
		440,010
Metals & Mining – 1.9%
Freeport-McMoRan
Copper & Gold, Inc.	2,500	147,825
Nucor Corp.	2,000	76,560
		224,385
Office Equipment – 9.9%
Apple, Inc. (a)	2,200	553,366
EMC Corp. (a)	12,500	228,750

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.8% (continued)
Office Equipment – 9.9% (continued)
Western Digital Corp. (a)	7,500	$226,200
Xyratex Ltd. (a) (b)	10,000	141,500
		1,149,816
Retail – 5.0%
Macys, Inc.	10,000	179,000
Target Corp.	4,000	196,680
TJX Companies, Inc.	5,000	209,750
		585,430
Semiconductors – 4.5%
Atheros Communications, Inc. (a)	3,500	96,390
Intel Corp.	12,000	233,400
KLA-Tencor Corp.	7,000	195,160
		524,950
Services – 6.5%
Amazon.com, Inc. (a)	1,250	136,575
Computer Sciences Corp.	3,500	158,375
Google, Inc. (a)	600	266,970
Mastercard, Inc.	500	99,765
Rackspace Hosting, Inc. (a)	5,000	91,700
		753,385
Software – 4.9%
Activision Blizzard, Inc.	10,000	104,900
Microsoft Corp.	11,000	253,110
Oracle Corp.	10,000	214,600
		572,610
Specialty Retail – 4.0%
Coach, Inc.	3,500	127,925
Home Depot, Inc.	6,000	168,420
Nike, Inc. – Class B	1,500	101,325
Sotheby's	3,000	68,610
		466,280
Telecommunications – 3.6%
America Movil
S.A. de C.V. – ADR	4,000	190,000
Cisco Systems, Inc. (a)	10,500	223,755
		413,755
Transportation – 4.8%
Cummins, Inc.	2,750	179,107
J.B. Hunt Transport Services, Inc.	5,000	163,350
Norfolk Southern Corp.	2,000	106,100
Union Pacific Corp.	1,500	104,265
		552,822
TOTAL COMMON STOCKS
(Cost $9,177,231)		11,130,336

SHORT-TERM INVESTMENTS – 4.9%
Money Market Funds – 4.9%
First American Prime Obligations
Fund, Class Z, 0.09% (c)	564,675	564,675
TOTAL SHORT-TERM
INVESTMENTS
(Cost $564,675)		564,675
TOTAL INVESTMENTS
(Cost $9,741,906) – 100.7%		11,695,011
Liabilities in Excess of
Other Assets – (0.7)%		(83,011)
TOTAL NET
ASSETS – 100.0%		$11,612,000

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign Domiciled
(c)	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of June 30, 2010

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

ASSETS:
Investments, at value (cost $9,741,896)	$11,695,011
Receivable for investments sold	252,404
Dividends receivable	13,038
Prepaid expenses	22,724
Total Assets	11,983,177

LIABILITIES:
Payable for investments purchased	318,656
Net investment advisory
fee payable (Note 4)	3,679
Payable for fund shares redeemed	7,400
Shareholder servicing fee payable	2,424
Accrued expenses and other payables	39,018
Total Liabilities	371,177
NET ASSETS	$11,612,000

NET ASSETS CONSIST OF:
Capital stock	$10,799,783
Accumulated net investment loss	(30,608)
Accumulated undistributed net
realized loss on investments	(1,110,290)
Net unrealized appreciation
on investments	1,953,115
TOTAL NET ASSETS	$11,612,000

Shares outstanding
(5,000,000 authorized, $1.00 par value)	1,657,792
NET ASSET VALUE PER SHARE	$7.00

THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividend income	$84,671
Total investment income	84,671

EXPENSES:
Investment advisor fees (Note 4)	30,021
Administration and fund accounting fees	35,295
Shareholder servicing fees (Note 4)	15,011
Transfer agent fees and expenses	12,489
Professional fees	9,955
Federal and state registration fees	8,145
Custody fees	2,714
Directors' fees and expenses	2,715
Reports to shareholders	2,896
Insurance expense	724
Total expenses before
expense reimbursement	119,965
Expenses reimbursed
by Adviser (Note 4)	(4,369)
Net expenses	115,596
NET INVESTMENT LOSS	(30,925)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain on
investment transactions	520,657
Change in unrealized appreciation
(depreciation) on investments	(1,709,444)
Net realized and unrealized
gain (loss) on investments	(1,188,787)
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,219,712)

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2010	2009
	(Unaudited)
OPERATIONS:
Net investment loss	$(30,925)	$(34,614)
Net realized gain (loss) on
investment transactions	520,657	(854,731)
Change in unrealized
appreciation (depreciation)
on investments	(1,709,444)	4,281,672
Net increase (decrease)
in net assets resulting
from operations	(1,219,712)	3,392,327

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	1,301,080	737,410
Cost of shares redeemed	(678,658)	(2,514,423)
Reinvested distributions	—	—
Net increase (decrease)
in net assets resulting from
capital share transactions	622,422	(1,777,013)

DISTRIBUTIONS TO
SHAREHOLDERS:
From net realized gains	—	—

TOTAL INCREASE
(DECREASE)
IN NET ASSETS	(597,290)	1,615,314

NET ASSETS:
Beginning of period	12,209,290	10,593,976
End of period	$11,612,000	$12,209,290

UNDISTRIBUTED NET
INVESTMENT
INCOME (LOSS)	$(30,608)	$317

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2010 (Unaudited)

1.	Organization
The Wall Street Fund, Inc.  (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of growth-oriented common stocks.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period.  Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded.  Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices.  Debt securities (other than short-term instruments) are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.  Investments in open-end mutual funds are valued at their respective net asset values on the valuation date.  Short-term debt securities maturing within 60 days are valued at amortized cost.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under the supervision of the Fund’s Board of Directors.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques.  The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010 (Unaudited)

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.  As of June 30, 2010, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$11,130,336	$—	$—	$11,130,336
Short-Term
Investments	564,675	—	—	564,675
Total
Investments	$11,695,011	$—	$—	$11,695,011

*	Please refer to the Schedule of Investments for further industry breakout.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund is not subject to examination by U.S. federal tax authorities for any tax years before 2006.

(c) Distributions to Shareholders – Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.  For the year ended December 31, 2009, the Fund increased undistributed net investment income by $34,614, decreased undistributed net realized gain on investments by $169 and decreased capital stock by $34,445.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts and premiums are amortized over the life of the security.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(e) Subsequent Events – Management has evaluated related events and transactions that occurred subsequent to June 30, 2010, through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

3.	Investment Transactions
The aggregate purchases and sales of securities for the six months ended June 30, 2010, excluding short-term investments, were $3,745,381 and $3,529,527, respectively.  There were no purchases or sales of long-term U.S. government securities.

4.	Investment Adviser
Effective May 1, 2010, Evercore Wealth Management, LLC (“EWM”) is the investment adviser to the Fund.  At a meeting held on December 18, 2009, the Fund’s Board of Directors approved an investment advisory agreement with EWM, subject to shareholder approval.  At a special meeting held on February 25, 2010, Fund shareholders approved the investment advisory agreement with EWM.  Prior to May 1, 2010, Wall Street Management Corporation (“WSMC”) was the investment adviser to the Fund.  There are no significant changes, including advisory fees, between the previous investment advisory agreement with WSMC and the new investment advisory agreement with EWM.

The advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund’s average daily net assets. The present advisory agreement also provides for EWM to reimburse the Fund for any expenses (including the advisory

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2010 (Unaudited)

fee, but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.  The Fund is not obligated to reimburse the WSMC or EWM for any fees or expenses waived in previous fiscal years.  For the four months ended April 30, 2010, WSMC received $20,058 in investment advisory fees and reimbursed Fund expenses of $2,093.  For the two months ended June 30, 2010, EWM received $9,963 in investment advisory fees and reimbursed Fund expenses of $2,276.

Effective May 1, 2010, the Fund has a shareholder servicing agreement (a “Servicing Agreement”) with EWM pursuant to which EWM may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders.  For services provided under the Servicing Agreement, EWM receives fees from the Fund at an annual rate of 0.25% of the average daily net assets.  Prior to May 1, 2010, WSMC had a substantially similar shareholder servicing agreement with the Fund.  For the four months ended April 30, 2010, WSMC received $10,029 in shareholder servicing fees.  For the two months ended June 30, 2010, EWM received $4,982 in shareholder servicing fees.

5.	Shares of Common Stock
Transactions in shares of common stock were as follows:

	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2010	2009
Shares Sold	170,140	110,181
Shares Redeemed	(86,670)	(366,812)
Shares Reinvested	—	—
Net Increase (Decrease)	83,470	(256,631)
Shares Outstanding:
Beginning of Period	1,574,322	1,830,953
End of Period	1,657,792	1,574,322

6.	Tax Information
As of December 31, 2009, the components of accumulated earnings on a tax basis were as follows:

Cost of investments	$8,507,463
Gross unrealized appreciation	$3,808,645
Gross unrealized depreciation	(162,452)
Net unrealized appreciation	3,646,193
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	$(1,614,264)
Total accumulated earnings (loss)	$2,031,929

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

	2009	2008
Ordinary income	$—	$—
Long-term capital gains	$—	$119,254

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had a capital loss carryover of $1,614,264, which, if not offset by future capital gains, $163,545 will expire on December 31, 2016, and $1,450,719 will expire on December 31, 2017.

7.	Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(This Page Intentionally Left Blank.)

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout each period.

	Six Months
	Ended
	June 30,		Year Ended December 31,
	2010		2009	2008	2007
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$7.76		$5.79	$9.88	$8.78
Income from investment operations:
Net investment loss(1)	(0.02)		(0.02)	(0.02)	(0.03)
Net realized and unrealized
gains (losses) on investments	(0.74)		1.99	(4.01)	1.51
Total from investment operations	(0.76)		1.97	(4.03)	1.48
Less distributions:
Distributions from net realized gains
from security transactions	—		—	(0.06)	(0.38)
Total distributions	—		—	(0.06)	(0.38)
Net asset value, end of period	$7.00		$7.76	$5.79	$9.88
Total return(2)	(9.79)%		34.02%	(41.02)%	16.92%
Supplemental data and ratios:
Net assets, end of period (000’s)	$11,612		$12,209	$10,594	$19,310
Ratio of operating expenses to average
net assets, before reimbursements	2.00	%(3)	1.98%	1.76%	1.60%
Ratio of operating expenses to average
net assets, net of reimbursement	1.93	%(3)	1.95%	1.76%	1.60%
Ratio of net investment loss to average
net assets, before reimbursements	(0.59	)%(3)	(0.34)%	(0.22)%	(0.34)%
Ratio of net investment loss to average
net assets, net of reimbursement	(0.52	)%(3)	(0.31)%	(0.22)%	(0.34)%
Portfolio turnover rate	30.09	%(4)	49.44%	58.78%	65.26%
__________
(1)Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)These returns do not include the effect of the Fund’s sales charge, which was discontinued on September 1, 2001.
(3)Annualized
(4)Not Annualized

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
FINANCIAL HIGHLIGHTS (continued)
Selected per share data is based on a share of common stock outstanding throughout each period.

Year Ended December 31,
2006	2005	2004	2003	2002	2001	2000

$8.42	$7.83	$7.30	$4.87	$7.65	$10.09	$12.43

(0.05)	(0.05)	(0.04)	(0.07)	(0.08)	(0.07)	(0.10)

0.51	0.64	0.57	2.50	(2.70)	(2.29)	0.76
0.46	0.59	0.53	2.43	(2.78)	(2.36)	0.66

(0.10)	—	—	—	—	(0.08)	(3.00)
(0.10)	—	—	—	—	(0.08)	(3.00)
$8.78	$8.42	$7.83	$7.30	$4.87	$7.65	$10.09
5.42%	7.54%	7.26%	49.90%	(36.34)%	(23.15)%	3.41%

$17,351	$17,470	$17,512	$17,368	$11,609	$19,408	$22,576

1.71%	1.71%	1.74%	1.92%	2.08%	1.70%	1.45%

1.71%	1.71%	1.74%	1.85%	1.84%	1.68%	1.45%

(0.56)%	(0.69)%	(0.60)%	(1.23)%	(1.52)%	(0.95)%	(0.71)%

(0.56)%	(0.69)%	(0.60)%	(1.16)%	(1.28)%	(0.93)%	(0.71)%
94.41%	115.90%	149.32%	94.46%	124.51%	110.24%	92.59%

The accompanying notes are an integral part of these financial statements.

THE WALL STREET FUND, INC.
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2010 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			paid
	Beginning	Ending	during
	account	account	period
	value	value	1/1/10-
	1/1/10	6/30/10	6/30/10*
Actual	$1,000.00	$902.10	$9.10
Hypothetical (5% return
before expenses)	1,000.00	1,015.22	9.64

*
Expenses are equal to the Fund’s annualized expense ratio of 1.93% for the six months ended June 30, 2010, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the six month period).

THE WALL STREET FUND, INC.
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2010 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2010 (Unaudited)

Information about Proxy Voting
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Funds’ website at www.thewallstreetfund.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693.  The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room, call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.thewallstreetfund.com on a monthly basis.

Approval of Investment Advisory Agreement
On February 17, 2010, the Board of Directors of The Wall Street Fund, Inc. approved the continuation of the Fund’s investment advisory agreement with Wall Street Management Corporation (“WSMC”) until the completion of the merger of Morse, Williams & Co., Inc., the parent of WSMC, into Evercore Wealth Management, LLC.  Prior to approving the continuation of the investment advisory agreement, the Board considered:

•	the nature, extent and quality of the services provided by WSMC;

•	the investment performance of the Fund;

•	the cost of the services to be provided and profits to be realized by WSMC and its affiliates from its relationship with the Fund;

•	the expense ratio of the Fund; and

•	the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

The Board concluded that WSMC was providing essential services to the Fund and that the performance of the Fund warranted the continuation of the investment advisory agreement.  The Board also concluded that the advisory fees payable by the Fund to WSMC were fair and reasonable in light of the nature and quality of the services provided.

DIRECTORS
Robert P. Morse, Chairman
Harlan K. Ullman
Kurt D. Volker

OFFICERS
Robert P. Morse, President
Michael R. Linburn,
  Executive Vice President & Secretary
Jian H. Wang, Executive Vice President & Treasurer

INVESTMENT ADVISER
Evercore Wealth Management, LLC
55 E. 52nd Street
36th Floor
New York, New York  10055

CUSTODIAN
U.S. Bank, N.A.
1555 N. RiverCenter Dr., Suite 302
Milwaukee, Wisconsin  53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, Ohio  44145

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53201

THE WALL STREET FUND, INC.
55 E. 52nd Street
36th Floor
New York, New York  10055
(800) 443-4693
http://www.thewallstreetfund.com
e-mail: mrl@thewallstreetfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Wall Street Fund, Inc.

By (Signature and Title)*    /s/ Robert P. Morse
Robert P. Morse, President

Date   9/1/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert P. Morse
Robert P. Morse, President

Date   9/1/10

By (Signature and Title)*    /s/ Jian H. Wang
Jian H. Wang, Treasurer

Date   9/1/10

* Print the name and title of each signing officer under his or her signature.